SCHEDULE OF INVESTMENTS

Ivy Corporate Bond Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5-26-22	$383	$396
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	3,132	3,099
American Airlines Class A Pass-Through Certificates, Series 2016-2, 3.650%, 6-15-28	1,619	1,512
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	2,429	2,368
American Airlines Class AA Pass-Through Certificates, Series 2017-2, 3.350%, 10-15-29	865	853
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA, 3.575%, 1-15-28	3,237	3,207
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA, 3.650%, 2-15-29	414	418
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B, 2.000%, 6-10-28	1,916	1,911
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	4,283	4,334

TOTAL ASSET-BACKED SECURITIES – 2.0%		$18,098
(Cost: $18,245)

CORPORATE DEBT SECURITIES

Communication Services

Alternative Carriers – 0.5%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	3,620	4,732

Cable & Satellite – 1.9%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.464%, 7-23-22	3,208	3,382
4.500%, 2-1-24	317	351
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	1,000	1,222
4.600%, 10-15-38	1,875	2,468
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.250%, 11-1-39	3,125	3,542
Cox Communications, Inc.:
1.800%, 10-1-30(A)	1,150	1,148
2.950%, 10-1-50(A)	1,150	1,174
Viacom, Inc., 4.750%, 5-15-25	3,000	3,482
		16,769

Integrated Telecommunication Services – 2.7%
AT&T, Inc.:
2.550%, 12-1-33(A)	5,548	5,705
3.650%, 6-1-51	2,150	2,247
3.300%, 2-1-52	2,350	2,326
3.500%, 9-15-53(A)	1,200	1,195
3.550%, 9-15-55(A)	1,000	995
Verizon Communications, Inc.:
4.329%, 9-21-28	2,500	3,009
4.812%, 3-15-39	4,672	6,088
2.987%, 10-30-56(A)	2,687	2,699
		24,264

Interactive Media & Services – 0.2%
Alphabet, Inc., 2.050%, 8-15-50	2,041	1,944

Movies & Entertainment – 1.0%
Netflix, Inc., 5.500%, 2-15-22	3,704	3,875
TWDC Enterprises 18 Corp., 3.700%, 12-1-42	1,000	1,195
Walt Disney Co. (The):
4.125%, 12-1-41	2,000	2,512
3.600%, 1-13-51	967	1,172
		8,754

Publishing – 0.8%
Lamar Media Corp., 4.875%, 1-15-29	2,020	2,146
Thomson Reuters Corp.:
3.350%, 5-15-26	1,450	1,626
5.850%, 4-15-40	2,148	3,001
5.650%, 11-23-43	155	210
		6,983

Wireless Telecommunication Service – 2.1%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	2,000	2,021
3.663%, 5-15-25(A)	5,120	5,515
4.241%, 7-15-28(A)	2,500	2,882
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	1,688	1,703
T-Mobile USA, Inc.:
3.500%, 4-15-25(A)	3,850	4,254
4.375%, 4-15-40(A)	1,475	1,800

3.300%, 2-15-51(A)	575	592
		18,767
Total Communication Services – 9.2%		82,213

Consumer Discretionary

Apparel Retail – 0.3%
TJX Cos., Inc. (The), 3.500%, 4-15-25	2,400	2,679

Apparel, Accessories & Luxury Goods – 0.6%
PVH Corp., 4.625%, 7-10-25	1,450	1,634
Ralph Lauren Corp., 2.950%, 6-15-30	2,975	3,232
		4,866

Automobile Manufacturers – 0.1%
Nissan Motor Co. Ltd., 3.522%, 9-17-25(A)	1,150	1,233

Automotive Retail – 0.3%
AutoNation, Inc., 4.750%, 6-1-30	2,523	3,034

Casinos & Gaming – 0.1%
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 4-15-26	575	660
Las Vegas Sands Corp., 3.500%, 8-18-26	577	617
		1,277

Education Services – 0.2%
University of Southern California, 3.028%, 10-1-39	2,000	2,173

Footwear – 0.7%
NIKE, Inc.:
3.250%, 3-27-40	3,600	4,181
3.375%, 3-27-50	1,548	1,901
		6,082

General Merchandise Stores – 0.4%
Dollar General Corp., 4.125%, 4-3-50	2,500	3,158

Home Improvement Retail – 0.8%
Home Depot, Inc. (The):
4.200%, 4-1-43	4,700	6,105
3.350%, 4-15-50	1,145	1,360
		7,465

Homebuilding – 1.7%
D.R. Horton, Inc., 2.600%, 10-15-25	3,620	3,904
Lennar Corp.:
4.125%, 1-15-22	1,750	1,792
4.750%, 11-15-22(B)	3,280	3,460
NVR, Inc., 3.000%, 5-15-30	5,313	5,812
		14,968

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc.:
3.875%, 8-22-37	4,650	5,793
2.500%, 6-3-50	2,050	2,123
Booking Holdings, Inc., 4.625%, 4-13-30	1,500	1,863
Expedia Group, Inc., 6.250%, 5-1-25(A)	585	678
		10,457

Restaurants – 0.5%
Darden Restaurants, Inc.:

3.850%, 5-1-27	900	986
4.550%, 2-15-48	2,900	3,191
		4,177
Total Consumer Discretionary – 6.9%		61,569

Consumer Staples

Agricultural Products – 0.2%
Cargill, Inc.:
3.250%, 5-23-29(A)	1,000	1,130
3.875%, 5-23-49(A)	500	610
		1,740

Brewers – 0.5%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	3,650	4,630

Drug Retail – 0.5%
CVS Health Corp.:
4.100%, 3-25-25	2,250	2,548
4.780%, 3-25-38	1,575	1,987
		4,535

Food Distributors – 0.5%
McCormick & Co., Inc., 3.500%, 9-1-23	1,025	1,096
Sysco Corp., 6.600%, 4-1-40	2,320	3,389
		4,485

Food Retail – 0.4%
Alimentation Couche-Tard, Inc.:
2.700%, 7-26-22(A)	755	780
2.950%, 1-25-30(A)	2,650	2,895
		3,675

Hypermarkets & Super Centers – 0.9%
Costco Wholesale Corp., 1.600%, 4-20-30	2,000	2,048
Walmart, Inc., 4.050%, 6-29-48	4,515	6,117
		8,165

Packaged Foods & Meats – 1.7%
Hormel Foods Corp., 1.800%, 6-11-30	3,380	3,494
Mars, Inc., 2.375%, 7-16-40(A)	2,500	2,556
Nestle Holdings, Inc.:
3.900%, 9-24-38(A)	1,700	2,128
4.000%, 9-24-48(A)	1,735	2,305
Smithfield Foods, Inc.:
2.650%, 10-3-21(A)	3,000	3,027
3.350%, 2-1-22(A)	2,000	2,027
		15,537

Personal Products – 0.5%
Estee Lauder Co., Inc. (The), 4.150%, 3-15-47	3,125	4,094

Soft Drinks – 1.1%
Coca-Cola Co. (The):
1.375%, 3-15-31	1,675	1,671
2.500%, 3-15-51	250	257
PepsiCo, Inc.:
3.450%, 10-6-46	1,500	1,811
3.375%, 7-29-49	3,266	3,962
3.625%, 3-19-50	1,725	2,185
		9,886

Tobacco – 1.3%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
3.490%, 2-14-22	3,380	3,495
2.850%, 8-9-22	2,250	2,337
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	3,800	4,069

Philip Morris International, Inc., 2.875%, 5-1-24	1,158	1,246
		11,147
Total Consumer Staples – 7.6%		67,894

Energy

Integrated Oil & Gas – 0.4%
National Fuel Gas Co., 5.500%, 1-15-26	2,625	3,027

Oil & Gas Exploration & Production – 1.3%
Canadian Natural Resources Ltd., 3.850%, 6-1-27	6,500	7,291
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11-15-34	1,193	1,384
EQT Corp.:
3.000%, 10-1-22	1,500	1,511
7.875%, 2-1-25(B)	1,000	1,139
		11,325

Oil & Gas Refining & Marketing – 0.1%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 0.833%, 2-26-21(C)	1,000	1,000

Oil & Gas Storage & Transportation – 5.6%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	3,090	3,457
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	1,425	1,664
Colonial Pipeline Co., 4.250%, 4-15-48(A)	2,000	2,359
Colorado Interstate Gas Co., 4.150%, 8-15-26(A)	6,000	6,815
Energy Transfer Partners L.P., 4.900%, 3-15-35	750	825
EQT Midstream Partners L.P., 4.750%, 7-15-23	2,500	2,629
Midwest Connector Capital Co. LLC, 4.625%, 4-1-29(A)	4,115	4,312
Plains All American Pipeline L.P. and PAA Finance Corp., 3.600%, 11-1-24	4,469	4,762
Sabal Trail Transmission LLC, 4.246%, 5-1-28(A)	5,000	5,735
Sabine Pass Liquefaction LLC, 4.200%, 3-15-28	2,350	2,696
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	2,551	2,567
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	3,000	3,744
Transcontinental Gas Pipe Line Co. LLC:
3.250%, 5-15-30	1,775	1,988
4.600%, 3-15-48	2,000	2,424
Williams Partners L.P., 4.850%, 3-1-48	3,500	4,295
		50,272
Total Energy – 7.4%		65,624

Financials

Asset Management & Custody Banks – 3.0%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	6,100	6,232
Blackstone Holdings Finance Co. LLC, 3.500%, 9-10-49(A)	1,110	1,280
Brookfield Finance LLC (GTD by Brookfield Asset Management, Inc.), 3.450%, 4-15-50	1,600	1,695
JAB Holdings B.V., 2.200%, 11-23-30(A)	2,255	2,266
KKR Group Finance Co. III LLC, 5.125%, 6-1-44(A)	2,750	3,605
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(A)	290	321
National Securities Clearing Corp., 1.500%, 4-23-25(A)	8,000	8,280
Owl Rock Capital Corp.:
5.250%, 4-15-24	1,125	1,217
4.000%, 3-30-25	1,675	1,749
		26,645

Consumer Finance – 1.0%
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	2,500	2,559
2.979%, 8-3-22	2,000	2,033
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.200%, 7-6-21	4,500	4,549
		9,141

Diversified Banks – 8.4%
Banco Santander S.A., 3.500%, 4-11-22	2,500	2,596
Bank of America Corp.:
2.503%, 10-21-22	2,000	2,036
4.200%, 8-26-24	6,000	6,731
2.496%, 2-13-31	3,000	3,184
1.898%, 7-23-31	1,800	1,818
6.300%, 12-29-49	2,000	2,335
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps), 0.995%, 2-5-26(C)	1,000	1,006
BB&T Corp., 2.750%, 4-1-22	3,000	3,087
Citizens Bank N.A., 3.250%, 2-14-22	1,750	1,802
Commonwealth Bank of Australia, 2.000%, 9-6-21(A)(D)	3,500	3,542
Danske Bank A.S., 2.700%, 3-2-22(A)	2,000	2,050
Fifth Third Bank N.A., 2.250%, 6-14-21	2,500	2,517
Huntington Bancshares, Inc., 2.300%, 1-14-22	685	697
ING Groep N.V., 3.550%, 4-9-24	2,425	2,649
Korea Development Bank, 3.000%, 3-19-22	1,875	1,931
Mitsubishi UFJ Financial Group, Inc., 2.190%, 9-13-21	3,588	3,634
Mizuho Financial Group, Inc., 2.953%, 2-28-22	4,000	4,120
Royal Bank of Canada, 2.500%, 1-19-21	4,000	4,003

Toronto-Dominion Bank, 3.250%, 3-11-24	3,125	3,393
U.S. Bancorp, 3.375%, 2-5-24	4,000	4,354
U.S. Bank N.A., 3.450%, 11-16-21	1,500	1,538
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	1,010
3.069%, 1-24-23	500	514
2.393%, 6-2-28	1,500	1,596
4.150%, 1-24-29	1,500	1,780
2.879%, 10-30-30	4,808	5,243
2.572%, 2-11-31	600	635
5.013%, 4-4-51	850	1,207
Westpac Banking Corp., 2.000%, 8-19-21	4,000	4,045
		75,053

Financial Exchanges & Data – 0.4%
Intercontinental Exchange, Inc., 2.650%, 9-15-40	3,525	3,613

Insurance Brokers – 1.0%
Brown & Brown, Inc., 4.200%, 9-15-24	3,625	4,036
Willis North America, Inc., 2.950%, 9-15-29	4,625	5,058
		9,094

Investment Banking & Brokerage – 4.3%
Charles Schwab Corp. (The), 1.650%, 3-11-31	2,850	2,875
Daiwa Securities Group, Inc., 3.129%, 4-19-22(A)	4,000	4,129
Goldman Sachs Group, Inc. (The):
2.905%, 7-24-23	1,000	1,038
4.250%, 10-21-25	2,500	2,867
3.500%, 11-16-26	1,000	1,123
4.017%, 10-31-38	5,800	7,069
Morgan Stanley:
4.875%, 11-1-22	6,167	6,644
5.000%, 11-24-25	2,850	3,408
3.875%, 1-27-26	4,150	4,759
1.794%, 2-13-32	2,875	2,891
3.971%, 7-22-38	1,200	1,477
		38,280

Life & Health Insurance – 2.5%
Aflac, Inc., 4.750%, 1-15-49	2,750	3,831
Metropolitan Life Insurance Co., 3.450%, 10-9-21(A)	2,000	2,048
New York Life Global Funding:
2.300%, 6-10-22(A)	3,000	3,087
2.900%, 1-17-24(A)	1,500	1,609
2.350%, 7-14-26(A)	3,000	3,202
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(A)	3,000	3,527
Principal Life Global Funding II, 3.000%, 4-18-26(A)	4,000	4,447
		21,751

Other Diversified Financial Services – 3.7%
Citigroup, Inc.:
3.500%, 5-15-23	1,390	1,489
3.875%, 3-26-25	2,948	3,290
3.520%, 10-27-28	3,250	3,673
2.666%, 1-29-31	2,575	2,761
4.412%, 3-31-31	3,690	4,471
4.700%, 7-30-68	1,150	1,182
5.000%, 3-12-69	2,000	2,079
JPMorgan Chase & Co.:
3.875%, 9-10-24	1,964	2,199
3.220%, 3-1-25	5,000	5,397
4.000%, 10-1-68	2,100	2,134

5.000%, 2-1-69	3,500	3,682
		32,357

Regional Banks – 1.1%
First Republic Bank, 2.500%, 6-6-22	5,000	5,140
SunTrust Banks, Inc., 3.200%, 4-1-24	4,500	4,884
		10,024

Specialized Finance – 0.6%
Fidelity National Financial, Inc.:
5.500%, 9-1-22	2,405	2,591
3.400%, 6-15-30	2,650	2,908
		5,499
Total Financials – 26.0%		231,457

Health Care

Biotechnology – 0.5%
Amgen, Inc., 4.950%, 10-1-41	3,000	4,053

Health Care Equipment – 0.9%
Becton Dickinson & Co., 2.894%, 6-6-22	2,601	2,689
Boston Scientific Corp., 4.550%, 3-1-39	3,125	3,980
Zimmer Biomet Holdings, Inc., 5.750%, 11-30-39	1,025	1,344
		8,013

Health Care Facilities – 0.7%
HCA, Inc. (GTD by HCA Holdings, Inc.), 4.750%, 5-1-23	3,465	3,779
Universal Health Services, Inc., 2.650%, 10-15-30(A)	2,575	2,673
		6,452

Health Care Services – 0.7%
Cigna Corp., 3.400%, 9-17-21	4,500	4,597
CVS Caremark Corp., 3.875%, 7-20-25	1,724	1,953
		6,550

Health Care Supplies – 0.8%
Abbott Laboratories, 4.750%, 11-30-36	1,435	1,975
Dentsply Sirona, Inc., 3.250%, 6-1-30	2,775	3,089
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9-23-21	1,638	1,660
		6,724

Managed Health Care – 0.9%
Humana, Inc., 2.900%, 12-15-22	2,000	2,089
UnitedHealth Group, Inc.:
3.500%, 2-15-24	3,500	3,829
2.750%, 5-15-40	2,020	2,188
		8,106

Pharmaceuticals – 2.0%
Bayer U.S. Finance II LLC, 2.850%, 4-15-25(A)	1,950	2,068
Bayer U.S. Finance LLC, 3.000%, 10-8-21(A)	500	508
Bristol-Myers Squibb Co., 2.900%, 7-26-24	2,437	2,644
Elanco Animal Health, Inc.:
4.912%, 8-27-21(B)	2,250	2,301
5.022%, 8-28-23(B)	2,250	2,458
Merck & Co., Inc., 2.350%, 6-24-40	1,750	1,808
Novartis Capital Corp. (GTD by Novartis AG), 2.750%, 8-14-50	2,642	2,890

Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
1.200%, 9-2-25(A)	1,500	1,523
2.200%, 9-2-30(A)	1,000	1,026
3.300%, 9-2-40(A)	425	446
		17,672
Total Health Care – 6.5%		57,570

Industrials

Aerospace & Defense – 2.1%
BAE Systems Holdings, Inc., 3.850%, 12-15-25(A)	2,300	2,608
Boeing Co. (The):
2.950%, 2-1-30	2,500	2,586
3.750%, 2-1-50	5,125	5,380
Harris Corp., 5.054%, 4-27-45	1,591	2,197
Raytheon Technologies Corp., 3.125%, 7-1-50	1,545	1,700
Rockwell Collins, Inc., 2.800%, 3-15-22	3,500	3,599
United Technologies Corp., 4.625%, 11-16-48	600	813
		18,883

Agricultural & Farm Machinery – 0.3%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC), 1.950%, 7-2-23	2,550	2,625

Airlines – 0.7%
Aviation Capital Group Corp., 2.875%, 1-20-22(A)	2,906	2,943
Aviation Capital Group LLC, 3.500%, 11-1-27(A)	645	646
Sydney Airport Finance, 3.625%, 4-28-26(A)	2,000	2,196
		5,785

Building Products – 0.3%
Lennox International, Inc., 1.350%, 8-1-25	2,500	2,557

Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.), 3.375%, 12-1-24	2,000	2,177

Environmental & Facilities Services – 0.6%
Republic Services, Inc.:
2.300%, 3-1-30	325	343
3.050%, 3-1-50	860	939
Waste Connections, Inc., 3.500%, 5-1-29	3,300	3,762
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.500%, 11-15-50	500	504
		5,548

Industrial Machinery – 0.2%
Roper Technologies, Inc., 2.000%, 6-30-30	2,075	2,120

Railroads – 1.0%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	2,000	2,698
Kansas City Southern, 4.300%, 5-15-43	2,525	2,965
Union Pacific Corp., 3.550%, 8-15-39	3,125	3,612
		9,275

Research & Consulting Services – 1.3%
CoStar Group, Inc., 2.800%, 7-15-30(A)	4,817	5,002
IHS Markit Ltd., 5.000%, 11-1-22(A)	4,070	4,352
Verisk Analytics, Inc., 3.625%, 5-15-50	2,004	2,332
		11,686
Total Industrials – 6.8%		60,656

Information Technology

Application Software – 1.6%
Autodesk, Inc., 2.850%, 1-15-30	4,616	5,123
Infor, Inc.:
1.450%, 7-15-23(A)	575	584
1.750%, 7-15-25(A)	4,875	5,063
NXP B.V. and NXP Funding LLC, 4.625%, 6-1-23(A)	3,328	3,637
		14,407

Communications Equipment – 0.3%
Motorola Solutions, Inc., 5.500%, 9-1-44	2,085	2,651

Data Processing & Outsourced Services – 1.9%
Global Payments, Inc., 2.650%, 2-15-25	4,195	4,492
PayPal Holdings, Inc.:
2.650%, 10-1-26	3,662	4,024
2.300%, 6-1-30	1,400	1,498
3.250%, 6-1-50	1,463	1,685
Visa, Inc., 2.700%, 4-15-40	5,065	5,521
		17,220

Electronic Components – 0.4%
Amphenol Corp., 2.050%, 3-1-25	410	433
Maxim Integrated Products, Inc.:
3.375%, 3-15-23	525	553
3.450%, 6-15-27	2,620	2,937
		3,923

Internet Services & Infrastructure – 0.1%
Baidu, Inc., 1.720%, 4-9-26	820	831

IT Consulting & Other Services – 0.4%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 2.950%, 5-15-23(A)	3,095	3,256

Semiconductor Equipment – 0.4%
Lam Research Corp.:
3.750%, 3-15-26	2,325	2,657
2.875%, 6-15-50	585	629
		3,286

Semiconductors – 4.0%
Broadcom, Inc., 3.625%, 10-15-24	3,235	3,554
Intel Corp., 4.100%, 5-19-46	6,000	7,625
Microchip Technology, Inc., 3.922%, 6-1-21	4,165	4,224
QUALCOMM, Inc., 4.300%, 5-20-47	3,000	4,061
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(A)	6,500	6,378
Texas Instruments, Inc.:
3.875%, 3-15-39	4,500	5,604
4.150%, 5-15-48	600	801
Xilinx, Inc., 2.375%, 6-1-30	2,875	3,016
		35,263

Systems Software – 1.1%
Microsoft Corp., 3.700%, 8-8-46	3,500	4,432
ServiceNow, Inc., 1.400%, 9-1-30	5,584	5,444
		9,876

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.:
2.400%, 5-3-23	500	524
3.850%, 5-4-43	1,150	1,451
4.650%, 2-23-46	1,295	1,838
3.850%, 8-4-46	2,950	3,787
Seagate HDD Cayman (GTD by Seagate Technology plc), 5.750%, 12-1-34	599	706
		8,306

Total Information Technology – 11.1%		99,019

Materials

Construction Materials – 0.3%
Martin Marietta Materials, Inc., 3.500%, 12-15-27	1,950	2,209
Vulcan Materials Co., 3.900%, 4-1-27	575	670
		2,879

Diversified Chemicals – 0.2%
DowDuPont, Inc., 4.205%, 11-15-23	1,950	2,151

Fertilizers & Agricultural Chemicals – 0.6%
Mosaic Co. (The):
3.250%, 11-15-22	1,775	1,855
4.250%, 11-15-23	600	655
Nutrien Ltd., 4.125%, 3-15-35	1,974	2,349
		4,859

Metal & Glass Containers – 0.1%
Colonial Enterprises, Inc., 3.250%, 5-15-30(A)	1,020	1,153

Specialty Chemicals – 0.2%
Ecolab, Inc., 4.800%, 3-24-30	1,150	1,467

Total Materials – 1.4%		12,509

Real Estate

Health Care REITs – 0.3%
HCP, Inc., 4.250%, 11-15-23	320	350
Healthpeak Properties, Inc.:
3.875%, 8-15-24	775	857
2.875%, 1-15-31	1,475	1,589
		2,796

Industrial REITs – 0.8%
Aircastle Ltd., 5.500%, 2-15-22	4,909	5,113
Avolon Holdings Funding Ltd.:
3.625%, 5-1-22(A)	215	219
3.250%, 2-15-27(A)	1,500	1,530
		6,862

Specialized REITs – 2.2%
American Tower Corp., 3.070%, 3-15-23(A)	3,000	3,059
American Tower Trust I, 3.652%, 3-23-28(A)	2,000	2,198
Crown Castle International Corp.:
5.250%, 1-15-23	2,554	2,795
3.150%, 7-15-23	225	239

CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	2,485	2,937
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.):
2.900%, 11-15-24	2,160	2,306
3.450%, 11-15-29	1,995	2,146
EPR Properties, 4.950%, 4-15-28	1,067	1,073
Public Storage, Inc., 3.385%, 5-1-29	2,460	2,814
		19,567
Total Real Estate – 3.3%		29,225

Utilities

Electric Utilities – 3.4%
American Transmission Systems, Inc., 5.250%, 1-15-22(A)	600	625
Appalachian Power Co., Series W, 4.450%, 6-1-45	1,000	1,283
CenterPoint Energy, Inc., 2.950%, 3-1-30	3,250	3,535
Commonwealth Edison Co., 3.650%, 6-15-46	2,500	2,967
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,570	1,879
Duke Energy Ohio, Inc., 4.300%, 2-1-49	540	697
Entergy Corp.:
0.900%, 9-15-25	1,700	1,699
3.750%, 6-15-50	1,800	2,081
FirstEnergy Corp.:
2.850%, 7-15-22	1,730	1,758
3.400%, 3-1-50	285	273
MidAmerican Energy Co., 3.950%, 8-1-47	1,000	1,255
National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	3,000	3,987
Southern California Edison Co., 4.125%, 3-1-48	2,475	2,948
Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,850	2,595
Wisconsin Electric Power Co.:
4.250%, 6-1-44	750	929
4.300%, 10-15-48	1,750	2,356
		30,867

Gas Utilities – 0.6%
Southern California Gas Co., 4.300%, 1-15-49	3,830	5,022

Independent Power Producers & Energy Traders – 0.5%
Black Hills Corp., 4.350%, 5-1-33	3,750	4,540

Multi-Utilities – 0.8%
Baltimore Gas and Electric Co., 4.250%, 9-15-48	2,500	3,256
Berkshire Hathaway Energy Co., 2.800%, 1-15-23	150	157
Dominion Energy, Inc., 4.600%, 3-15-49	1,800	2,411
Dominion Resources, Inc., 2.750%, 1-15-22	1,000	1,022
		6,846

Water Utilities – 0.5%
American Water Capital Corp., 4.150%, 6-1-49	3,500	4,610

Total Utilities – 5.8%		51,885

TOTAL CORPORATE DEBT SECURITIES – 92.0%		$819,621
(Cost: $759,117)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO – 0.2%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 3.206%, 3-25-35(C)	1,958	1,580

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,580
(Cost: $1,949)

MUNICIPAL BONDS – TAXABLE

New York – 0.9%
NYC GO Bonds, Fiscal 2017 Ser A-2, 2.460%, 8-1-26	3,000	3,233
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	3,237	4,440
		7,673

Ohio – 0.7%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	5,500	6,746

TOTAL MUNICIPAL BONDS – TAXABLE – 1.6%		$14,419
(Cost: $11,753)

OTHER GOVERNMENT SECURITIES(E)

Canada – 1.4%
Province de Quebec, 7.140%, 2-27-26	9,365	12,275

TOTAL OTHER GOVERNMENT SECURITIES – 1.4%		$12,275
(Cost: $9,492)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 0.0%
U.S. Treasury Bonds, 3.000%, 11-15-44	210	271
U.S. Treasury Notes, 2.000%, 8-15-25	19	20
		291
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.0%		$291
(Cost: $247)

SHORT-TERM SECURITIES	Shares

Money Market Funds(G) – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.030%(F)	507	507
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	17,729	17,729
		18,236

TOTAL SHORT-TERM SECURITIES – 2.0%		$18,236
(Cost: $18,236)

TOTAL INVESTMENT SECURITIES – 99.2%		$884,520
(Cost: $819,039)

CASH AND OTHER ASSETS, NET OF LIABILITIES(H) – 0.8%		7,118

NET ASSETS – 100.0%		$891,638

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $185,199 or 20.8% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	All or a portion of securities with an aggregate value of $497 are on loan.
(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(F)	Investment made with cash collateral received from securities on loan.
(G)	Rate shown is the annualized 7-day yield at December 31, 2020.
(H)	Cash of $433 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	103	3-22-21	10,300	$(17,838)	$(65)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$18,098	$ —
Corporate Debt Securities	—	819,621	—
Mortgage-Backed Securities	—	1,580	—
Municipal Bonds	—	14,419	—
Other Government Securities	—	12,275	—
United States Government Obligations	—	291	—
Short-Term Securities	18,236	—	—

Total	$18,236	$866,284	$ —

Liabilities
Futures Contracts	$65	$—	$ —

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$819,039

Gross unrealized appreciation	66,596

Gross unrealized depreciation	(1,115)

Net unrealized appreciation	$65,481